Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Parenthetical) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Sep. 30, 2014	Mar. 31, 2014
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 967,293	¥ 1,023,746
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 681,000	¥ 756,000